iShares®

iShares Trust

Supplement dated June 15, 2009

to the Prospectus for the iShares S&P Emerging Markets

Infrastructure Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Barclays Global Fund Advisors (the “Adviser”) serves as the investment adviser for the Fund. On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of the Adviser, entered into an agreement to sell its interest in the Adviser and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the Investment Company Act of 1940, as amended, completion of the Transaction will cause the automatic termination of the Fund’s current investment advisory agreement with the Adviser. In order for the management of the Fund to continue uninterrupted, the Fund’s Board of Directors or Trustees (the “Board”) will be asked to approve a new investment advisory agreement with the Adviser. If approved by the Board, the new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-EMIF-0609

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated June 15, 2009

to the Statement of Additional Information (the “SAI”) for the

iShares S&P Emerging Markets Infrastructure Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

Barclays Global Fund Advisors (the “Adviser”) serves as the investment adviser for the Fund. On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of the Adviser, entered into an agreement to sell its interest in the Adviser and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the Investment Company Act of 1940, as amended, completion of the Transaction will cause the automatic termination of the Fund’s current investment advisory agreement with the Adviser. In order for the management of the Fund to continue uninterrupted, the Fund’s Board of Directors or Trustees (the “Board”) will be asked to approve a new investment advisory agreement with the Adviser. If approved by the Board, the new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-SAI-34-SUP1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE